11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Measurement Period Adjustments to Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Measurement Period Adjustments to Balance Sheet

Purchase price allocation	Preliminary	Adjustments	Final

Unallocated Purchase Price	$7,379,436	$(7,379,436)	$-
Intellectual property	-	2,300,000	2,300,000
Customer relationships	-	960,000	960,000
Music label contracts	-	980,000	980,000
Goodwill	-	3,139,436	3,139,436
	$7,379,436	$-	$7,379,436